Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information of the Company
Condensed balance sheets of parent company

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	661,714	6,566	1,006
Short-term investments	6,157,221	5,840,247	895,057
Prepayments and other current assets	17,906	359	55
Total current assets	6,836,841	5,847,172	896,118
Non-current assets
Intangible asset	1,994,292	1,276,751	195,671
Investments in subsidiaries, the VIE and subsidiaries of the VIE	21,053,370	67,814,679	10,393,054
Total non-current assets	23,047,662	69,091,430	10,588,725
Total assets	29,884,503	74,938,602	11,484,843

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Accrued expenses and other liabilities	23,566	327,004	50,116
Total current liabilities	23,566	327,004	50,116

Convertible bonds	5,206,682	14,432,792	2,211,922
Other non-current liabilities	7,389	2,918	447
Total non-current liabilities	5,214,071	14,435,710	2,212,369
Total liabilities	5,237,637	14,762,714	2,262,485

Shareholders’ equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 2,575,580,988 and 3,545,065,888 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	84	115	18
Class B ordinary shares (US$0.000005 par value; 2,200,000,000 shares authorized, 2,074,447,700 and 1,409,744,080 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	64	44	6
Additional paid-in capital	41,493,949	86,698,660	13,287,151
Accumulated other comprehensive income	1,448,230	(1,047,728)	(160,571)
Accumulated deficits	(18,295,461)	(25,475,203)	(3,904,246)
Total shareholders’ equity	24,646,866	60,175,888	9,222,358
Total liabilities and shareholders’ equity	29,884,503	74,938,602	11,484,843

Condensed statements of comprehensive income of parent company

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Costs of revenues	(491,069)	(619,733)	(623,524)	(95,559)
Sales and marketing expenses	(4,106)	(47,746)	(36,940)	(5,661)
General and administrative expenses	(4,101)	(3,245)	(6,746)	(1,034)
Total operating expenses	(8,207)	(50,991)	(43,686)	(6,695)
Operating loss	(499,276)	(670,724)	(667,210)	(102,254)
Interest income	207,597	318,166	126,502	19,387
Interest expense	—	(144,132)	(695,794)	(106,635)
Foreign exchange gain	113	—	—	—
Other (loss)/gain	—	(31)	53,244	8,160
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	(9,925,559)	(6,470,882)	(5,996,484)	(919,002)
Loss before income tax	(10,217,125)	(6,967,603)	(7,179,742)	(1,100,344)
Income tax expenses	—	—	—	—
Net loss	(10,217,125)	(6,967,603)	(7,179,742)	(1,100,344)

Other comprehensive income, net of tax of nil
Foreign currency translation difference, net of tax of nil	1,058,884	412,447	(2,495,958)	(382,522)
Comprehensive loss	(9,158,241)	(6,555,156)	(9,675,700)	(1,482,866)

Condensed statement of cash flows of parent company

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash generated from operating activities	110,724	259,409	735,231	112,679
Cash flows from investing activities:
Proceeds from sales of short-term investments	—	6,049,590	6,034,863	924,883
Cash given to purchase of short-term investments	(6,146,370)	(5,998,024)	(6,250,248)	(957,892)
Cash given to subsidiaries, the VIE and subsidiaries of the VIE	(6,749,831)	(20,293,132)	(52,051,474)	(7,977,237)
Net cash used in investing activities	(12,896,201)	(20,241,566)	(52,266,859)	(8,010,246)
Cash flows from financing activities:
Net proceeds from the initial public offering	11,523,631	—	—	—
Proceeds from the private placements	—	—	11,063,339	1,695,531
Net proceeds from the follow-on offerings	—	7,993,828	26,805,438	4,108,113
Net proceeds from the issuance of convertible bonds	—	6,966,757	13,024,199	1,996,046
Net proceeds from the issuance of convertible preferred shares	5,820,726	—	—	—
Others	—	—	(6)	(1)
Net cash generated from financing activities	17,344,357	14,960,585	50,892,970	7,799,689
Exchange rate effect on cash, cash equivalents and restricted cash	319,221	141,540	(16,490)	(2,528)
Net increase/(decrease) in cash, cash equivalents and restricted cash	4,878,101	(4,880,032)	(655,148)	(100,406)
Cash, cash equivalents and restricted cash at beginning of year	663,645	5,541,746	661,714	101,412
Cash, cash equivalents and restricted cash at end of year	5,541,746	661,714	6,566	1,006